Employee benefits - Average Life Expectancy After Retirement (Details) - Defined benefit retirement plans - yr	Dec. 31, 2024	Dec. 31, 2023
Germany
Disclosure of defined benefit plans [line items]
Male	21	21
Female	25	25
Sweden
Disclosure of defined benefit plans [line items]
Male	22	22
Female	24	24
Austria
Disclosure of defined benefit plans [line items]
Male	24	24
Female	26	26
Switzerland
Disclosure of defined benefit plans [line items]
Male	22	22
Female	24	24